Organization and Business Description (Details) - Nov. 30, 2020 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Metro Development Co., Ltd. [Member]
Organization and Business Description (Details) [Line Items]
Paid in cash	$ 13.9	¥ 98.3